Stock-Based Compensation Plans - Stock Compensation Expense (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 381,000	$ 370,000	$ 402,000
Restricted stock awards granted in 2006			48,000
Annual non-employee Director stock award	320,000	334,000	354,000
[AllocatedShareBasedCompensationExpense]	$ 701,000	$ 704,000	$ 804,000